Related party transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) connectedPerson	Dec. 31, 2024 GBP (£) director connectedPerson	Dec. 31, 2023 GBP (£) director connectedPerson
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Salaries and social security costs	£ 3,564,000,000	£ 3,563,000,000	£ 3,389,000,000
Provisions	2,772,000,000	2,198,000,000
Guarantees provided to key management personnel	0	0	0
Fee and commission expense	1,254,000,000	1,478,000,000	1,104,000,000
Customer deposits	465,207,000,000	451,794,000,000
Loans and advances to customers	461,504,000,000	441,907,000,000
Investments accounted for using equity method
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	34,000,000	23,000,000
Balances on term deposits from customers	13,000,000	12,000,000
Schroder Wealth Holdings Limited | Lloyds Banking Group plc
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	3,000,000	4,000,000
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	128,000,000	113,000,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank | Lloyds Banking Group plc
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets		18,000,000	9,000,000
Interest expense on other financial liabilities	1,322,000,000	1,353,000,000	1,010,000,000
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Salaries and social security costs	10,700,000	9,200,000	9,300,000
Outstanding commitments made by entity, related party transactions	38,800	29,000.0	23,600
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	0	0	0
Provisions	£ 0	£ 0	£ 0
Interest rate on deposits (in percent)	6.25%	6.25%	6.25%
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	3.67%	2.03%	1.09%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	31.80%	32.40%	32.40%
Highest paid director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Salaries and social security costs	£ 6,099,000	£ 4,966,000	£ 5,105,000
Director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | director		5	6
Connected person
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson			0
Transactions and arrangements
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of connected persons | connectedPerson		1
Connected Persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Number of related parties | connectedPerson	1